Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-Term Debt
Long-Term Debt

9. Long-Term Debt

        Long-term debt consists of the following:

(in thousands)	June 30, 2011	December 31, 2010
PIK toggle notes	$405,000	$230,000
Floating rate notes	230,000	230,000
Unamortized bond premium	3,866	—
Senior secured credit facility	—	52,900
Capital lease obligations	16,830	12,145

	655,696	525,045
Less: Current portion of long-term debt	(5,562)	(3,764)

Total long-term debt	$650,134	$521,281

        PIK Toggle Notes.    Our 8.50% / 9.25% Second Lien Senior Secured PIK Toggle Notes due 2015 (the "PIK Toggle Notes") consist of $230.0 million aggregate principal amount of PIK Toggle Notes issued on May 31, 2007 (the "Existing Notes"), and $175.0 million aggregate principal amount of PIK Toggle Notes issued on June 17, 2011 (the "Additional Notes") for a total aggregate outstanding principal amount of $405.0 million. All of the PIK Toggle Notes were issued under a Second Lien Senior Indenture dated as of May 31, 2007 (the "Second Lien Senior Indenture").

        The Additional Notes were issued at a premium of 102.250% for an aggregate total of $178.9 million in proceeds and are subject to the same terms as the Existing Notes under the Second Lien Senior Indenture. The premium is being amortized over the remaining life of the Additional Notes using the effective interest rate of 7.824%. The proceeds of the issuance of the Additional Notes were used to (i) repay the revolving borrowings under our senior secured credit facility, (ii) pay fees and expenses relating to the offering of the Additional Notes and (iii) pay a dividend as declared by the Company and Parent's Board of Directors on June 8, 2011 (see Note 8, Divided Declared). In connection with the issuance of the Additional Notes, the Company entered into a registration rights agreement with the initial purchasers of the Additional Notes.

        The PIK Toggle Notes mature on June 1, 2015. Interest on the PIK Toggle Notes is payable semiannually in arrears on each June 1 and December 1. Beginning June 1, 2011, the Company was required to make all interest payments on the PIK Toggle Notes entirely as cash interest. Cash interest on the PIK Toggle Notes accrues at the rate of 8.50% per annum. The PIK Toggle Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption.

        We may redeem some or all of the PIK Toggle Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the PIK Toggle Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on June 1 of the years indicated below, subject to the rights of noteholders:

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

        In addition, the PIK Toggle Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' PIK Toggle Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The PIK Toggle Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock. The PIK Toggle Notes are uncollateralized.

        Floating Rate Notes.    Our Floating Rate Notes (the "Floating Rate Notes") were issued on May 31, 2007 in the aggregate principal amount of $230.0 million under the Second Lien Senior Indenture. The Floating Rate Notes mature on June 1, 2015. Interest on the Floating Rate Notes is payable semiannually in arrears on each June 1 and December 1. Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%. At June 30, 2011, our LIBOR-based rate was 3.778%, which includes the credit spread. The Floating Rate Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption. In addition, the Floating Rate Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' Floating Rate Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The Floating Rate Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock. The Floating Rate Notes are uncollateralized.

        We may redeem some or all of the Floating Rate Notes at a redemption price equal to 100% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

        Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require the Company to repurchase some or all of such holder's Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

        Interest Rate Swap.    In June 2007, we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to a fixed interest rate. The effective date for the interest rate swap agreement was December 2007 and the expiration date is May 2012.

        The interest rate swap agreement qualifies for cash flow hedge accounting under ASC Topic 815, Derivatives and Hedging. Both at inception and on an on-going basis, we must perform an effectiveness test. In accordance with ASC Topic 815, the fair value of the interest rate swap agreement at June 30, 2011 is included as a cash flow hedge on our balance sheet. The change in fair value was recorded as a component of accumulated other comprehensive loss on our balance sheet, net of tax, since the instrument was determined to be an effective hedge at June 30, 2011. We expect to reclassify approximately $7.1 million into earnings, net of tax, currently recorded in accumulated other comprehensive loss, in the next 12 months.

        As a result of our interest rate swap agreement, we expect the effective interest rate on our $230.0 million Floating Rate Notes to be 9.065% through May 2012.

        Second Lien Senior Indenture.    Our PIK Toggle Notes and Floating Rate Notes (collectively, the "Notes") are guaranteed, jointly and severally, on a second priority senior secured basis, by Emergent Group and PRI Medical, and are also similarly guaranteed by certain of our future domestic subsidiaries. The Notes are our second priority senior secured obligations and rank (i) equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors' existing and future subordinated indebtedness; (iii) effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Notes or that are secured by a lien on assets that are not part of the collateral securing the Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

        The Second Lien Senior Indenture governing the Notes contains covenants that limit our and our guarantors' ability, subject to certain definitions and exceptions, and certain of our future subsidiaries' ability to:

  •
  incur additional indebtedness;

  •
  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

  •
  issue redeemable stock or preferred stock;

  •
  issue stock of subsidiaries;

  •
  make certain investments;
  •
  transfer or sell assets;

  •
  create liens on our assets to secure debt;

  •
  enter into transactions with affiliates; and

  •
  merge or consolidate with another company.

        Senior Secured Credit Facility.    On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended the senior secured credit facility dated as of May 31, 2007. The senior secured credit facility is a first lien senior secured asset based revolving credit facility. The Amended and Restated Credit Agreement increased the aggregate amount the Company may borrow under the senior secured credit facility from $135.0 million to $195.0 million and extended the maturity date to November 30, 2014. Additionally, we capitalized deferred financing costs related to the Amended and Restated Credit Agreement in the amount of $1.7 million. As of June 30, 2011, we had $181.8 million of availability under the senior secured credit facility based on a borrowing base of $186.3 million, after giving effect to $4.5 million used for letters of credit. Our obligations under the senior secured credit facility are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent's capital stock, any joint ventures and certain other exceptions. Our obligations under the senior secured credit facility are unconditionally guaranteed by Parent.

        The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

        Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

  •
  incur indebtedness;

  •
  create or permit liens;

  •
  declare or pay dividends and certain other restricted payments;

  •
  consolidate, merge or recapitalize;

  •
  acquire or sell assets;

  •
  make certain investments, loans or other advances;

  •
  enter into transactions with affiliates;

  •
  change our line of business; and

  •
  enter into hedging transactions.

        The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

        The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents. Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds. If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

        Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

  •
  at a per annum rate equal to 1.75% above the rate announced from time to time by the agent as the "prime rate" payable quarterly in arrears; and

  •
  at a per annum rate equal to 2.75% above the adjusted LIBOR rate used by the agent, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected.

          At June 30, 2011, we had no borrowings outstanding under the senior secured credit facility.

        10.125% Senior Notes.    On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part of, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

6. Long-Term Debt

        Long-term debt at December 31, consists of the following:

(in thousands)	2010	2009
PIK Toggle Notes	$230,000	$230,000
Floating Rate Notes	230,000	230,000
Senior secured credit facility	52,900	38,400
10.125% Senior Notes	—	9,945
Capital lease obligations	12,145	10,274

	525,045	518,619
Less: Current portion of long-term debt	(3,764)	(4,062)

Total long-term debt	$521,281	$514,557

        PIK Toggle Notes.    On May 31, 2007, we issued $230.0 million aggregate original principal amount of 8.500% / 9.250% PIK Toggle Notes (the "PIK Toggle Notes") under the Second Lien Senior Indenture (see "Second Lien Senior Indenture" below).

        Beginning June 1, 2011, the Company is required to make all interest payments on the PIK Toggle Notes entirely as cash interest. All PIK Toggle Notes mature on June 1, 2015. Interest on the PIK Toggle Notes is payable semiannually in arrears on each June 1 and December 1.

        We may redeem some or all of the PIK Toggle Notes at any time prior to June 1, 2011, at a price equal to 100% of the principal amount thereof, plus the applicable premium (as defined by the Second Lien Senior Indenture), plus accrued and unpaid interest, if any, to the date of redemption.

        After June 1, 2011, we may redeem some or all of the PIK Toggle Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the PIK Toggle Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on June 1 of the years indicated below, subject to the rights of noteholders:

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

        Upon the occurrence of a change of control, each holder of the PIK Toggle Notes has the right to require the Company to repurchase some or all of such holder's PIK Toggle Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, and PIK Interest, if any, to the date of purchase.

        Our PIK Toggle Notes are subject to certain debt covenants which are described below under the heading "Second Lien Senior Indenture."

        Floating Rate Notes.    On May 31, 2007, we issued $230.0 million aggregate original principal amount of Floating Rate Notes (the "Floating Rate Notes") under the Second Lien Senior Indenture (see "Second Lien Senior Indenture" below). Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%. At December 31, 2010, our LIBOR-based rate was 3.834%, which includes the credit spread noted above. Interest on the Floating Rate Notes is payable semiannually, in arrears, on each June 1 and December 1. At the closing of the Transaction, we assumed all the obligations of Merger Sub under the Second Lien Senior Indenture. The Floating Rate Notes mature on June 1, 2015.

        We may redeem some or all of the Floating Rate Notes at par (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the Floating Rate Notes redeemed, to the applicable redemption date, if redeemed in accordance with the schedule below, subject to the rights of noteholders:

Year	Percentage
Prior to June 1, 2011	101.000%
June 1, 2011 and Thereafter	100.000%

        Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require the Company to repurchase some or all of such holder's Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

        Our Floating Rate Notes are subject to certain debt covenants which are described below under the heading "Second Lien Senior Indenture."

        Interest Rate Swap.    In June 2007, we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to fixed interest rates. The effective date for the interest rate swap agreement was December 2007 and the expiration date is May 2012.

        The interest rate swap agreement qualifies for cash flow hedge accounting under ASC Topic 815, "Derivatives and Hedging." Both at inception and on an on-going basis, we must perform an effectiveness test. In accordance with ASC Topic 815, the fair value of the interest rate swap agreement at December 31, 2010 is included as a cash flow hedge on our balance sheet. The change in fair value was recorded as a component of accumulated other comprehensive loss on our balance sheet, net of tax, since the instrument was determined to be an effective hedge at December 31, 2010. We have not recorded any amounts due to ineffectiveness for any periods presented. We expect to reclass $7.1 million into earnings, currently recorded in accumulated other comprehensive loss, in the next 12 months.

        As a result of our interest rate swap agreement, we expect the effective interest rate on our $230.0 million Floating Rate Notes to be 9.065% through May 2012.

        Second Lien Senior Indenture.    Our PIK Toggle Notes and Floating Rate Notes, or the Notes, are guaranteed, jointly and severally, on a second priority senior secured basis, by certain of our future domestic subsidiaries. We do not currently have any subsidiaries. The Notes are our second priority senior secured obligations and rank:

  •
  equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral;

  •
  senior in right of payment to all of our and our guarantor's existing and future subordinated indebtedness;

  •
  effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Notes or that are secured by a lien on assets that are not part of the collateral securing the Notes, in each case, to the extent of the value of such collateral or assets; and

  •
  structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

        The Second Lien Senior Indenture governing the Notes contains covenants that limit our and our guarantors' ability, subject to certain definitions and exceptions, and certain of our future subsidiaries' ability to:

  •
  incur additional indebtedness;

  •
  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

  •
  issue redeemable stock or preferred stock;

  •
  issue stock of subsidiaries;

  •
  make certain investments;

  •
  transfer or sell assets;
  •
  create liens on our assets to secure debt;

  •
  enter into transactions with affiliates; and

  •
  merge or consolidate with another company.

        The Second Lien Senior Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the Second Lien Senior Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the Second Lien Senior Indenture.

        Senior Secured Credit Facility.    On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended and restated our senior secured credit facility dated as of May 31, 2007. We refer to the amended and restated senior secured credit facility as the "senior secured credit facility." The senior secured credit facility is a first lien senior secured asset based revolving credit facility that is available for working capital and general corporate purposes, including permitted investments, capital expenditures and debt repayments, on a fully revolving basis, subject to the terms and conditions set forth in the credit documents in the form of revolving loans, swing line loans and letters of credit. The senior secured credit facility provides for financing of up to $195.0 million, subject to a borrowing base calculated on the basis of certain of our eligible accounts receivable, inventory and equipment. The maturity date of the facility is November 30, 2014. In connection with our entry into the Amended and Restated Credit Agreement on May 6, 2010, we capitalized deferred financing costs related to the Amended and Restated Credit Agreement in the amount of $1.7 million. As of December, 31, 2010, we had $117.3 million of unused borrowing availability under our senior secured credit facility based on a borrowing base of $174.3 million less borrowings of $52.9 million and after giving effect to $4.1 million used for letters of credit. Our obligations under the senior secured credit facility are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent's capital stock, any joint ventures and certain other exceptions. Our obligations under the senior secured credit facility are unconditionally guaranteed by Parent.

        The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

        Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

  •
  incur indebtedness;
  •
  create or permit liens;

  •
  declare or pay dividends and certain other restricted payments;

  •
  consolidate, merge or recapitalize;

  •
  acquire or sell assets;

  •
  make certain investments, loans or other advances;

  •
  enter into transactions with affiliates;

  •
  change our line of business; and

  •
  enter into hedging transactions.

        The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

        Overdue principal, interest and other amounts will bear interest at a rate per annum equal to 2.000% in excess of the applicable interest rate. The applicable margins of the senior secured credit facility will be subject to adjustment based upon leverage ratios. The senior secured credit facility also provides for customary letter of credit fees, closing fees, unused line fees and other fees.

        The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents. Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds. If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

        Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

  •
  at a per annum rate equal to 1.750% above the rate announced from time to time by the agent as the "prime rate" payable quarterly in arrears; and

  •
  at a per annum rate equal to 2.750% above the adjusted LIBOR rate used by the agent, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected.

        At December 31, 2010, we had borrowings outstanding that were accruing interest at our prime rate, which was 5.250%, which includes the credit spread noted above. At December 31, 2010, we had borrowings outstanding that were accruing interest at our LIBOR-based rates which were accruing interest at rates ranging from 3.256% to 3.266%, each of which include the credit spread noted above.

        10.125% Senior Notes.    On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all remaining notes of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part of, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

        Maturities of Long-Term Debt.    At December 31, 2010, maturities of long-term debt for each of our fiscal years ending December 31, 2011 to 2015 and thereafter, are estimated as follows:

(in thousands)
2011	$3,764
2012	3,015
2013	2,916
2014	54,081
2015	460,914
Thereafter	355

$525,045